Result from insurance activities	12 Months Ended
Dec. 31, 2025
Result from Insurance Activities [Abstract]
Result from insurance activities
22.
Result from insurance activities

(a) This caption is comprised of the following:

	2025				2024				2023
	General insurance	Pensions	Life	Total	General insurance	Pensions	Life	Total	General insurance	Pensions	Life	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Insurance service income -
Contracts measured under BBA and VFA (*):
CSM recognized for services rendered	56,979	11,416	63,868	132,263	61,800	3,970	28,826	94,596	49,191	3,609	27,978	80,778
Change in Risk adjustment for non-financial risk	2,826	15,208	1,594	19,628	3,083	7,756	(358)	10,481	1,476	255	(1,850)	(119)
Insurance service expenses and expected claims incurred	70,961	287,259	97,386	455,606	68,268	282,141	74,944	425,353	69,145	273,396	62,348	404,889
Recovery of cash for insurance acquisition	5,028	923	14,352	20,303	4,846	536	10,023	15,405	3,489	273	6,613	10,375

Contracts measured under PAA:
Premiums assigned to the period	241,217	251,447	3,902	496,566	219,600	—	3,323	222,923	220,616	—	4,097	224,713
	377,011	566,253	181,102	1,124,366	357,597	294,403	116,758	768,758	343,917	277,533	99,186	720,636

Insurance service expenses -
Claims incurred expenses and other expenses	(93,054)	(951,035)	(141,761)	(1,185,850)	(84,337)	(816,857)	(125,923)	(1,027,117)	(108,805)	(798,733)	(114,753)	(1,022,291)
Onerous contract losses and loss reversion	944	75,101	2,999	79,044	7,095	50,870	(188)	57,777	38,101	66,230	11,636	115,967
Amortization of insurance acquisition cash flows	(156,188)	(923)	(14,352)	(171,463)	(125,876)	(536)	(10,021)	(136,433)	(120,123)	(273)	(6,613)	(127,009)
Changes to liabilities for incurred claims	(58,636)	422,727	54,999	419,090	(70,556)	487,468	56,001	472,913	(58,030)	477,027	64,182	483,179
	(306,934)	(454,130)	(98,115)	(859,179)	(273,674)	(279,055)	(80,131)	(632,860)	(248,857)	(255,749)	(45,548)	(550,154)
Insurance service results	70,077	112,123	82,987	265,187	83,923	15,348	36,627	135,898	95,060	21,784	53,638	170,482
Reinsurance income	(957)	(2,527)	(4,955)	(8,439)	(4,009)	(3,166)	(7,432)	(14,607)	(4,868)	2,986	(5,326)	(7,208)
Financial result of insurance operations (b)	—	(652,135)	(61,662)	(713,797)	—	(627,062)	(32,903)	(659,965)	—	(645,317)	(30,951)	(676,268)
Result from insurance activities (**)	69,120	(542,539)	16,370	(457,049)	79,914	(614,880)	(3,708)	(538,674)	90,192	(620,547)	17,361	(512,994)

(*) BBA Method (Building Block Approach) and VFA Method (Variable Fee Approach).

(**) Before expenses attributed to the insurance activity that are presented in the caption “Other expenses” in the consolidated statement of income, and that correspond to salaries and employee benefits, administrative expenses, depreciation and amortization, and other expenses for S/409,252,000, S/368,885,000 and S/334,602,000 as of December 31, 2025, 2024 and 2023, respectively. See also financial information by segments in Note 27.

(b) The composition of the financial result of insurance operations, is as follows:

	2025			2024			2023
	Pensions	Life	Total	Pensions	Life	Total	Pensions	Life	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial expenses for issued insurance contracts -
Changes in the obligation to pay the fair value holder of the underlying assets of direct participation agreements due to the investment’s return	—	(13,571)	(13,571)	—	96	96	—	(10,499)	(10,499)
Interest credited	(566,646)	(43,705)	(610,351)	(562,252)	(35,858)	(598,110)	(541,468)	(23,088)	(564,556)
Changes in interest rate and other financial hypotheses	(63,245)	3,894	(59,351)	(64,811)	3,879	(60,932)	(103,853)	3,257	(100,596)
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	(22,244)	(8,280)	(30,524)	1	(1,020)	(1,019)	4	(621)	(617)
	(652,135)	(61,662)	(713,797)	(627,062)	(32,903)	(659,965)	(645,317)	(30,951)	(676,268)

Financial income from insurance contracts -
Interest credited	—	—	-	—	—	-	—	—	-
Effect of changes in interest rates and other financial hypotheses	—	—	-	—	—	-	—	—	-
Exchange differences	—	—	—	—	—	—	—	—	—
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	—	—	-	—	—	-	—	—	-
	-	-	-	-	-	-	-	-	-
Result from insurance activities	(652,135)	(61,662)	(713,797)	(627,062)	(32,903)	(659,965)	(645,317)	(30,951)	(676,268)